7. COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Tables
Operating leases
Year	Amount
2017	49

Year	Amount
2017	98